Other (Income) Expense	6 Months Ended
Jun. 30, 2023
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Other (Income) Expense
10.	Other (Income) Expense

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2023	2022	2023	2022

Interest income		$(8,181)	$(441)	$(15,111)	$(523)

Dividend income		(700)	(108)	(917)	(220)

Foreign exchange loss (gain)		202	(433)	(71)	(19)

Net (gain) loss arising on financial assets mandatorily measured at FVTPL ¹

(Gain) loss on fair value adjustment of share purchase warrants held		280	154	105	897

Other		(293)	8	(260)	(785)

Total other (income) expense		$(8,692)	$(820)	$(16,254)	$(650)

1)	FVTPL refers to Fair Value Through Profit or Loss